JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 57.0%
Aerospace & Defense — 0.7%
Airbus SE (France) 3.15%, 4/10/2027(a)	500	538
Boeing Co. (The)
1.17%, 2/4/2023	2,000	2,010
3.55%, 3/1/2038	500	495
Lockheed Martin Corp. 3.80%, 3/1/2045	250	279
Northrop Grumman Corp. 3.85%, 4/15/2045	250	277
Raytheon Technologies Corp. 4.15%, 5/15/2045	300	341
Triumph Group, Inc. 8.88%, 6/1/2024(a)	3	3

		3,943

Air Freight & Logistics — 0.2%
FedEx Corp. 4.10%, 2/1/2045	500	553
United Parcel Service, Inc. 3.40%, 9/1/2049	300	323

		876

Airlines — 0.1%
Delta Air Lines, Inc. 3.80%, 4/19/2023	500	517

Auto Components — 0.0%(b)
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	89	92
Clarios Global LP 6.75%, 5/15/2025(a)	14	15
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	30	34
5.63%, 11/15/2026(a)	35	30
Tenneco, Inc. 5.00%, 7/15/2026	10	10

		181

Automobiles — 2.1%
BMW US Capital LLC (Germany) 0.80%, 4/1/2024(a)	2,000	2,017
Daimler Finance North America LLC (Germany)
2.85%, 1/6/2022(a)	500	508
0.75%, 3/1/2024(a)	2,000	2,004
Ford Motor Co. 8.50%, 4/21/2023	18	20
Hyundai Capital America
2.85%, 11/1/2022(a)	1,750	1,804
2.65%, 2/10/2025(a)	1,000	1,043
Kia Corp. (South Korea) 1.00%, 4/16/2024(a)	1,000	1,004
Nissan Motor Acceptance Corp.
1.90%, 9/14/2021(a)	750	753
2.65%, 7/13/2022(a)	750	764
Toyota Motor Corp. (Japan) 0.68%, 3/25/2024	1,500	1,510
Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021(a)	800	806

		12,233

Banks — 9.8%
Banco Santander SA (Spain)
3.85%, 4/12/2023	400	425
4.38%, 4/12/2028	400	452
Bank of America Corp. Series L, 3.95%, 4/21/2025	500	552
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(c)	750	814
(ICE LIBOR USD 3 Month + 1.18%), 3.19%, 7/23/2030(c)	1,000	1,062
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(c)	500	583
(SOFR + 1.93%), 2.68%, 6/19/2041(c)	1,000	945
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(c)	250	295
Series N, (SOFR + 1.65%), 3.48%, 3/13/2052(c)	300	311
Bank of Nova Scotia (The) (Canada)
0.55%, 9/15/2023	1,500	1,505
1.30%, 6/11/2025	1,000	1,011
Barclays plc (United Kingdom)
3.65%, 3/16/2025	750	814
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 6/24/2031(c)	1,250	1,244
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.67%, 3/10/2032(c)	500	496
BNP Paribas SA (France) 2.95%, 5/23/2022(a)	200	205
(SOFR + 2.07%), 2.22%, 6/9/2026(a)(c)	1,000	1,035
(SOFR + 1.61%), 1.90%, 9/30/2028(a)(c)	500	497
(SOFR + 1.39%), 2.87%, 4/19/2032(a)(c)	500	506
Canadian Imperial Bank of Commerce (Canada) 0.95%, 6/23/2023	1,500	1,517
Capital One Bank USA NA (SOFR + 0.91%), 2.28%, 1/28/2026(c)	500	519

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Citigroup, Inc.
5.50%, 9/13/2025	1,000	1,175
(SOFR + 1.42%), 2.98%, 11/5/2030(c)	500	523
(SOFR + 2.11%), 2.57%, 6/3/2031(c)	1,000	1,012
6.63%, 6/15/2032	320	433
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048(c)	300	357
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027(a)(c)	750	742
Credit Agricole SA (France)
3.38%, 1/10/2022(a)	1,700	1,731
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(c)	750	768
Discover Bank 3.35%, 2/6/2023	1,000	1,047
HSBC Holdings plc (United Kingdom)
(SOFR + 1.93%), 2.10%, 6/4/2026(c)	1,000	1,028
(SOFR + 1.73%), 2.01%, 9/22/2028(c)	750	751
(SOFR + 2.39%), 2.85%, 6/4/2031(c)	1,000	1,021
(SOFR + 1.95%), 2.36%, 8/18/2031(c)	500	490
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026(a)(c)	1,000	1,007
(SOFR + 1.01%), 1.73%, 4/1/2027(c)	500	506
4.05%, 4/9/2029	750	843
Korea Development Bank (The) (South Korea) 3.38%, 3/12/2023	750	789
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024(c)	1,000	1,003
4.38%, 3/22/2028	750	858
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	750	770
3.20%, 7/18/2029	750	806
2.05%, 7/17/2030	500	491
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	750	766
2.84%, 9/13/2026	500	536
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027(c)	750	740
(SOFR + 1.57%), 2.87%, 9/13/2030(c)	500	517
Natwest Group plc (United Kingdom)
3.88%, 9/12/2023	1,000	1,073
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(c)	500	546
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.79%), 1.09%, 3/15/2025(c)	1,000	1,007
Societe Generale SA (France) 1.38%, 7/8/2025(a)	1,000	1,006
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	1,000	1,028
1.47%, 7/8/2025	750	761
3.54%, 1/17/2028	500	549
2.72%, 9/27/2029	500	518
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023(a)	1,000	1,006
Toronto-Dominion Bank (The) (Canada)
0.45%, 9/11/2023	3,000	3,008
0.55%, 3/4/2024	2,000	2,005
Truist Bank 3.00%, 2/2/2023	750	782
Truist Financial Corp.
2.70%, 1/27/2022	750	761
(SOFR + 0.61%), 1.27%, 3/2/2027(c)	750	749
1.13%, 8/3/2027	750	732
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024(c)	1,000	1,025
3.00%, 2/19/2025	500	538
(SOFR + 2.10%), 2.39%, 6/2/2028(c)	750	779
(SOFR + 2.53%), 3.07%, 4/30/2041(c)	1,000	998
Wells Fargo Bank NA 6.60%, 1/15/2038	300	433
Westpac Banking Corp. (Australia)
2.00%, 1/13/2023	1,000	1,029
2.65%, 1/16/2030	500	529

		56,360

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Beverages — 1.3%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	1,000	1,192
4.90%, 2/1/2046	500	599
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, 1/23/2025	500	558
4.90%, 1/23/2031	500	606
Coca-Cola Co. (The) 1.45%, 6/1/2027	500	507
Constellation Brands, Inc. 3.70%, 12/6/2026	500	555
Keurig Dr Pepper, Inc.
0.75%, 3/15/2024	1,700	1,703
3.40%, 11/15/2025	500	550
PepsiCo, Inc.
0.75%, 5/1/2023	1,000	1,011
1.40%, 2/25/2031	500	476

		7,757

Biotechnology — 0.6%
AbbVie, Inc. 4.25%, 11/21/2049	1,000	1,151
Amgen, Inc. 4.40%, 5/1/2045	750	878
Gilead Sciences, Inc. 3.50%, 2/1/2025	500	545
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	750	703

		3,277

Building Products — 0.4%
Carrier Global Corp. 2.70%, 2/15/2031	500	508
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(a)	500	547
Griffon Corp. 5.75%, 3/1/2028	40	42
Johnson Controls International plc 4.50%, 2/15/2047	350	416
Masco Corp. 1.50%, 2/15/2028	1,000	971

		2,484

Capital Markets — 5.0%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	1,000	1,073
Bank of New York Mellon Corp. (The) (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)	750	767
0.75%, 1/28/2026	1,500	1,490
BlackRock, Inc. 3.25%, 4/30/2029	500	553
Brookfield Finance, Inc. (Canada) 3.90%, 1/25/2028	500	551
Cboe Global Markets, Inc. 3.65%, 1/12/2027	1,000	1,120
Charles Schwab Corp. (The)
0.75%, 3/18/2024	1,000	1,008
3.25%, 5/22/2029	500	545
CME Group, Inc. 3.00%, 3/15/2025	500	539
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	700	708
2.10%, 11/12/2021	750	756
1.00%, 5/5/2023	1,000	1,012
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027(a)(c)	500	490
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(c)	500	545
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	300	426
Deutsche Bank AG (Germany) 3.95%, 2/27/2023	1,000	1,055
(SOFR + 2.16%), 2.22%, 9/18/2024(c)	500	514
(SOFR + 1.13%), 1.45%, 4/1/2025(c)	1,000	1,010
E*TRADE Financial Corp. 2.95%, 8/24/2022	750	772
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(c)	1,000	1,026
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)	750	831
5.15%, 5/22/2045	1,300	1,697
Intercontinental Exchange, Inc.
2.10%, 6/15/2030	500	492
2.65%, 9/15/2040	500	466
Lehman Brothers Holdings, Inc.
Zero Coupon, 8/21/2009(d)	1,350	9
0.00%, 5/25/2049(d)	850	6
Moody’s Corp. 2.55%, 8/18/2060	500	414
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026(c)	500	523
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(c)	750	834
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(c)	500	571
(SOFR + 1.43%), 2.80%, 1/25/2052(c)	500	468
Nomura Holdings, Inc. (Japan) 3.10%, 1/16/2030	1,000	1,031

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(c)	500	544
Owl Rock Capital Corp. 4.00%, 3/30/2025	1,000	1,070
S&P Global, Inc. 1.25%, 8/15/2030	750	694
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	500	509
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(c)	1,000	1,029
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027(a)(c)	2,000	1,994

		29,142

Chemicals — 0.8%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	750	789
Dow Chemical Co. (The) 4.38%, 11/15/2042	750	867
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	200	201
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025(a)	1,750	1,745
PPG Industries, Inc. 3.20%, 3/15/2023	750	783
Reichhold Industries, Inc. 9.00%, 5/1/2018‡(a)(d)	283	—
Venator Finance SARL
9.50%, 7/1/2025(a)	25	28
5.75%, 7/15/2025(a)	59	58

		4,471

Commercial Services & Supplies — 0.2%
Republic Services, Inc. 1.45%, 2/15/2031	500	460
Waste Management, Inc. 3.15%, 11/15/2027	750	817

		1,277

Communications Equipment — 0.0%(b)
CommScope, Inc. 6.00%, 3/1/2026(a)	55	58

Construction & Engineering — 0.0%(b)
MasTec, Inc. 4.50%, 8/15/2028(a)	31	32

Consumer Finance — 3.8%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	500	519
American Express Co.
3.40%, 2/27/2023	750	788
3.70%, 8/3/2023	1,500	1,605
3.13%, 5/20/2026	500	548
American Honda Finance Corp.
3.38%, 12/10/2021	500	508
0.88%, 7/7/2023	1,000	1,012
1.00%, 9/10/2025	1,000	1,004
Capital One Financial Corp.
3.20%, 1/30/2023	500	523
3.65%, 5/11/2027	750	833
Caterpillar Financial Services Corp.
2.85%, 6/1/2022	500	513
0.65%, 7/7/2023	1,000	1,008
0.90%, 3/2/2026	1,000	1,000
Discover Financial Services 4.10%, 2/9/2027	500	561
Ford Motor Credit Co. LLC
3.22%, 1/9/2022	750	758
2.98%, 8/3/2022	750	762
4.38%, 8/6/2023	500	526
3.81%, 1/9/2024	500	519
4.54%, 8/1/2026	200	215
4.27%, 1/9/2027	250	263
General Motors Financial Co., Inc.
3.15%, 6/30/2022	1,000	1,026
4.00%, 1/15/2025	1,000	1,091
3.85%, 1/5/2028	750	818
Hyundai Capital Services, Inc. (South Korea) 3.00%, 3/6/2022(a)	500	508
John Deere Capital Corp.
0.55%, 7/5/2022	2,000	2,009
0.45%, 1/17/2024	750	751
3.35%, 6/12/2024	500	542
1.50%, 3/6/2028	500	496
Toyota Motor Credit Corp.
1.15%, 8/13/2027	1,000	983
1.90%, 4/6/2028	500	507

		22,196

Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 3.10%, 9/15/2026	500	537
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(a)	85	86

		623

Distributors — 0.0%(b)
Wolverine Escrow LLC
9.00%, 11/15/2026(a)	50	49
13.13%, 11/15/2027(a)	20	17

		66

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Financial Services — 1.7%
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028(a)	1,000	1,003
National Rural Utilities Cooperative Finance Corp.
0.35%, 2/8/2024	2,000	1,995
3.25%, 11/1/2025	1,253	1,363
1.00%, 6/15/2026	750	742
Sabre GLBL, Inc. 9.25%, 4/15/2025(a)	15	18
Shell International Finance BV (Netherlands)
0.38%, 9/15/2023	3,000	3,007
2.38%, 11/7/2029	750	770
Siemens Financieringsmaatschappij NV (Germany)
1.70%, 3/11/2028(a)	750	751
4.20%, 3/16/2047(a)	300	361

		10,010

Diversified Telecommunication Services — 1.7%
AT&T, Inc.
1.65%, 2/1/2028	1,000	987
2.75%, 6/1/2031	500	506
3.50%, 9/15/2053(a)	1,445	1,372
3.65%, 9/15/2059(a)	82	78
3.50%, 2/1/2061	500	469
CCO Holdings LLC
5.75%, 2/15/2026(a)	418	432
5.13%, 5/1/2027(a)	355	371
Frontier Communications Holdings LLC 5.88%, 11/1/2029	17	17
Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/1/2023(d)	581	338
Verizon Communications, Inc.
3.50%, 11/1/2024	1,370	1,490
3.38%, 2/15/2025	69	75
2.10%, 3/22/2028	1,000	1,013
1.50%, 9/18/2030	1,000	940
4.40%, 11/1/2034	500	584
4.27%, 1/15/2036	577	666
5.01%, 4/15/2049	49	62
2.99%, 10/30/2056	520	463

		9,863

Electric Utilities — 2.7%
Alabama Power Co. 3.75%, 3/1/2045	300	332
Commonwealth Edison Co. 3.70%, 3/1/2045	300	331
DTE Electric Co. 3.70%, 3/15/2045	300	329
Duke Energy Carolinas LLC 6.00%, 1/15/2038	435	607
Duke Energy Corp. 1.80%, 9/1/2021	750	752
Duke Energy Progress LLC 2.50%, 8/15/2050	500	438
Eversource Energy
Series M, 3.30%, 1/15/2028	500	540
3.45%, 1/15/2050	300	305
Exelon Corp. 3.50%, 6/1/2022	2,001	2,059
Georgia Power Co. Series B, 3.70%, 1/30/2050	300	317
Gulf Power Co. Series A, 3.30%, 5/30/2027	500	551
MidAmerican Energy Co. 3.10%, 5/1/2027	500	550
New England Power Co. (United Kingdom) 3.80%, 12/5/2047(a)	500	529
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/2021	2,000	2,011
2.90%, 4/1/2022	2,000	2,044
2.25%, 6/1/2030	500	498
Northern States Power Co. 3.20%, 4/1/2052	300	308
Potomac Electric Power Co. 4.15%, 3/15/2043	250	289
Public Service Co. of Colorado 1.88%, 6/15/2031	500	487
Public Service Electric and Gas Co. 3.00%, 5/15/2027	500	542
Xcel Energy, Inc.
0.50%, 10/15/2023	1,500	1,504
3.35%, 12/1/2026	500	546

		15,869

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.00%, 4/1/2025	500	544

Energy Equipment & Services — 0.0%(b)
Halliburton Co. 3.50%, 8/1/2023	14	15
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	15	13

		28

Entertainment — 0.4%
Electronic Arts, Inc. 1.85%, 2/15/2031	535	510
Live Nation Entertainment, Inc. 6.50%, 5/15/2027(a)	24	26
Walt Disney Co. (The) 6.40%, 12/15/2035	1,275	1,820

		2,356

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp. 3.10%, 6/15/2050	500	464
AvalonBay Communities, Inc. 2.30%, 3/1/2030	250	251
Boston Properties LP
3.20%, 1/15/2025	250	268
2.75%, 10/1/2026	500	536
Crown Castle International Corp.
1.35%, 7/15/2025	1,000	1,009
2.90%, 4/1/2041	500	462

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GEO Group, Inc. (The)
5.13%, 4/1/2023	120	101
5.88%, 10/15/2024	30	22
Kimco Realty Corp. 4.25%, 4/1/2045	350	390
VICI Properties LP 4.25%, 12/1/2026(a)	60	62

		3,565

Food & Staples Retailing — 1.1%
7-Eleven, Inc. 0.95%, 2/10/2026(a)	1,000	981
Costco Wholesale Corp. 1.75%, 4/20/2032	750	724
CVS Pass-Through Trust 7.51%, 1/10/2032(a)	532	678
Kroger Co. (The) 2.20%, 5/1/2030	1,000	992
Rite Aid Corp.
7.50%, 7/1/2025(a)	14	15
8.00%, 11/15/2026(a)	20	20
Sysco Corp. 5.95%, 4/1/2030	1,250	1,593
Walmart, Inc.
3.25%, 7/8/2029	1,000	1,111
4.05%, 6/29/2048	350	423

		6,537

Food Products — 1.1%
Conagra Brands, Inc. 4.30%, 5/1/2024	500	553
General Mills, Inc. 3.00%, 2/1/2051(a)	501	484
Hershey Co. (The) 0.90%, 6/1/2025	500	502
Kellogg Co.
3.40%, 11/15/2027	500	548
2.10%, 6/1/2030	500	492
Mondelez International, Inc.
0.63%, 7/1/2022	2,000	2,007
1.50%, 2/4/2031	500	465
Tyson Foods, Inc. 3.95%, 8/15/2024	250	274
Unilever Capital Corp. (United Kingdom)
2.60%, 5/5/2024	500	531
1.38%, 9/14/2030	500	475

		6,331

Gas Utilities — 1.5%
Atmos Energy Corp. 0.63%, 3/9/2023	1,500	1,501
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	2,000	2,002
East Ohio Gas Co. (The) 2.00%, 6/15/2030(a)	500	486
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	2,000	2,111
KeySpan Gas East Corp. 2.74%, 8/15/2026(a)	500	528
ONE Gas, Inc. 1.10%, 3/11/2024	2,000	2,002

		8,630

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories
3.88%, 9/15/2025	1,000	1,120
1.15%, 1/30/2028	500	487
Stryker Corp. 1.15%, 6/15/2025	750	754
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	750	791

		3,152

Health Care Providers & Services — 2.4%
Aetna, Inc. 3.50%, 11/15/2024	500	544
AmerisourceBergen Corp. 0.74%, 3/15/2023	2,000	2,007
Centene Corp. 5.38%, 6/1/2026(a)	200	208
Cigna Corp.
1.25%, 3/15/2026	1,000	1,002
2.40%, 3/15/2030	1,000	1,009
CVS Health Corp.
3.70%, 3/9/2023	273	289
4.30%, 3/25/2028	261	299
1.75%, 8/21/2030	1,000	951
5.05%, 3/25/2048	1,000	1,234
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	25	17
HCA, Inc. 5.38%, 2/1/2025	700	783
Humana, Inc. 3.95%, 3/15/2027	500	563
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	500	509
Quest Diagnostics, Inc.
3.50%, 3/30/2025	500	544
2.80%, 6/30/2031	500	515
Tenet Healthcare Corp. 4.88%, 1/1/2026(a)	50	52
UnitedHealth Group, Inc.
2.38%, 8/15/2024	1,600	1,693
2.88%, 8/15/2029	600	641
4.63%, 7/15/2035	250	310
4.75%, 7/15/2045	500	636

		13,806

Hotels, Restaurants & Leisure — 0.4%
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025(a)	21	22
McDonald’s Corp.
3.50%, 3/1/2027	500	553
4.60%, 5/26/2045	300	359
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(a)	41	47

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	35	35
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	16	17
Starbucks Corp. 1.30%, 5/7/2022	1,250	1,264
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	12	13

		2,310

Household Durables — 0.2%
DR Horton, Inc. 1.40%, 10/15/2027	1,000	983

Household Products — 0.1%
Clorox Co. (The) 1.80%, 5/15/2030	500	485
Spectrum Brands, Inc.
5.75%, 7/15/2025	8	8
5.50%, 7/15/2030(a)	22	24

		517

Industrial Conglomerates — 0.6%
Honeywell International, Inc.
1.85%, 11/1/2021	500	503
0.48%, 8/19/2022	2,000	2,002
2.50%, 11/1/2026	400	427
1.95%, 6/1/2030	500	500

		3,432

Insurance — 1.7%
Allstate Corp. (The) 5.55%, 5/9/2035	400	538
American International Group, Inc. 4.50%, 7/16/2044	500	582
Aon plc 4.25%, 12/12/2042	275	309
Berkshire Hathaway Finance Corp. 2.85%, 10/15/2050	500	477
Brighthouse Financial Global Funding 1.00%, 4/12/2024(a)	2,000	2,008
Chubb INA Holdings, Inc. 3.15%, 3/15/2025	500	543
Hartford Financial Services Group, Inc. (The)
2.80%, 8/19/2029	500	517
4.40%, 3/15/2048	550	648
Lincoln National Corp. 4.00%, 9/1/2023	250	269
MassMutual Global Funding II 0.60%, 4/12/2024(a)	750	752
MetLife, Inc. 4.05%, 3/1/2045	300	342
Metropolitan Life Global Funding I 0.95%, 7/2/2025(a)	750	750
Principal Life Global Funding II 1.25%, 6/23/2025(a)	750	756
Protective Life Global Funding 1.74%, 9/21/2030(a)	500	473
Willis North America, Inc. 3.60%, 5/15/2024	1,000	1,081

		10,045

Interactive Media & Services — 0.2%
Alphabet, Inc. 2.25%, 8/15/2060	500	418
Baidu, Inc. (China) 2.88%, 7/6/2022	1,000	1,022

		1,440

Internet & Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	500	543
Amazon.com, Inc.
1.00%, 5/12/2026	500	500
4.80%, 12/5/2034	800	1,012
4.25%, 8/22/2057	400	481
eBay, Inc. 3.60%, 6/5/2027	500	554

		3,090

IT Services — 1.0%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	750	705
Fidelity National Information Services, Inc. 1.15%, 3/1/2026	1,000	992
Global Payments, Inc. 1.20%, 3/1/2026	500	496
International Business Machines Corp.
1.70%, 5/15/2027	750	760
4.15%, 5/15/2039	400	459
Mastercard, Inc. 3.65%, 6/1/2049	500	554
PayPal Holdings, Inc. 2.85%, 10/1/2029	1,000	1,061
Visa, Inc. 4.30%, 12/14/2045	500	613

		5,640

Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	500	548

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.
3.05%, 9/22/2026	750	811
2.10%, 6/4/2030	500	487

		1,298

Machinery — 0.4%
Caterpillar, Inc. 1.90%, 3/12/2031	500	492
Snap-on, Inc. 3.25%, 3/1/2027	500	544
Xylem, Inc. 1.95%, 1/30/2028	1,000	1,007

		2,043

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Media — 1.5%
Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 1.83%, 2/1/2024(c)	85	87
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	31	33
Comcast Corp.
3.15%, 2/15/2028	500	544
4.40%, 8/15/2035	900	1,067
4.50%, 1/15/2043	250	299
3.45%, 2/1/2050	500	520
2.65%, 8/15/2062	500	433
Cox Communications, Inc.
3.25%, 12/15/2022(a)	3,000	3,132
3.85%, 2/1/2025(a)	500	547
1.80%, 10/1/2030(a)	500	469
Discovery Communications LLC 4.13%, 5/15/2029	500	551
DISH DBS Corp. 5.88%, 11/15/2024	293	312
Meredith Corp.
6.50%, 7/1/2025(a)	50	54
6.88%, 2/1/2026	58	60
Sirius XM Radio, Inc. 5.50%, 7/1/2029(a)	25	27
ViacomCBS, Inc. 4.20%, 5/19/2032	500	563
Videotron Ltd. (Canada) 5.38%, 6/15/2024(a)	225	246

		8,944

Multiline Retail — 0.2%
Kohl’s Corp. 3.38%, 5/1/2031	500	514
Target Corp. 2.35%, 2/15/2030	750	773

		1,287

Multi-Utilities — 1.3%
Berkshire Hathaway Energy Co. 3.80%, 7/15/2048	500	542
Consolidated Edison Co. of New York, Inc.
4.45%, 3/15/2044	250	290
4.63%, 12/1/2054	350	421
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026	500	502
Series C, 4.90%, 8/1/2041	250	308
4.70%, 12/1/2044	250	303
DTE Energy Co.
Series H, 0.55%, 11/1/2022	2,000	2,005
Series C, 3.50%, 6/1/2024	300	321
NiSource, Inc. 1.70%, 2/15/2031	1,000	933
San Diego Gas & Electric Co. Series TTT, 4.10%, 6/15/2049	500	578
Sempra Energy 3.80%, 2/1/2038	500	545
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	750	700

		7,448

Oil, Gas & Consumable Fuels — 2.6%
BP Capital Markets America, Inc.
1.75%, 8/10/2030	1,000	959
2.94%, 6/4/2051	500	462
BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	500	545
Chesapeake Energy Corp. 5.50%, 9/15/2026‡(d)	130	3
Chevron USA, Inc. 0.69%, 8/12/2025	1,750	1,744
Comstock Resources, Inc. 7.50%, 5/15/2025(a)	14	14
Crestwood Midstream Partners LP 5.63%, 5/1/2027(a)	60	62
Energy Transfer LP
4.00%, 10/1/2027	500	547
5.15%, 3/15/2045	300	329
Enterprise Products Operating LLC 7.55%, 4/15/2038	385	577
Exxon Mobil Corp. 2.44%, 8/16/2029	500	517
Kinder Morgan, Inc. 5.05%, 2/15/2046	300	351
Marathon Petroleum Corp. 3.63%, 9/15/2024	1,000	1,082
MPLX LP 1.75%, 3/1/2026	1,500	1,520
Occidental Petroleum Corp. 2.70%, 8/15/2022	14	14
PBF Holding Co. LLC 6.00%, 2/15/2028	20	15
Phillips 66 4.65%, 11/15/2034	250	292
Phillips 66 Partners LP
3.61%, 2/15/2025	500	538
3.75%, 3/1/2028	500	543
Range Resources Corp. 9.25%, 2/1/2026	40	44
Reliance Industries Ltd. (India) 4.13%, 1/28/2025(a)	500	544
Southwestern Energy Co. 7.50%, 4/1/2026	41	43
Tallgrass Energy Partners LP 6.00%, 3/1/2027(a)	25	26
TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	345	460
Valero Energy Corp.
1.20%, 3/15/2024	1,500	1,518
3.40%, 9/15/2026	750	808

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Valero Energy Partners LP 4.50%, 3/15/2028	500	565
Williams Cos., Inc. (The)
7.88%, 9/1/2021	20	20
4.00%, 9/15/2025	500	556
2.60%, 3/15/2031	500	498

		15,196

Paper & Forest Products — 0.1%
Georgia-Pacific LLC 3.16%, 11/15/2021(a)	500	504

Personal Products — 0.1%
ESC SANCHEZ 8.88%, 3/15/2025‡(d)	41	—
Estee Lauder Cos., Inc. (The) 1.95%, 3/15/2031	500	491

		491

Pharmaceuticals — 1.6%
AstraZeneca plc (United Kingdom) 0.70%, 4/8/2026	750	735
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	325	351
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)	228	233
6.13%, 4/15/2025(a)	168	172
5.50%, 11/1/2025(a)	300	308
9.00%, 12/15/2025(a)	46	49
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	600	665
5.00%, 8/15/2045	228	299
Eli Lilly & Co. 2.25%, 5/15/2050	250	215
Johnson & Johnson 2.45%, 9/1/2060	500	448
Mallinckrodt International Finance SA 5.50%, 4/15/2025(a)(d)	30	18
Merck & Co., Inc. 2.35%, 6/24/2040	500	466
Novartis Capital Corp. (Switzerland) 2.75%, 8/14/2050	300	288
Pfizer, Inc. 1.70%, 5/28/2030	500	489
Pharmacia LLC 6.60%, 12/1/2028(e)	500	669
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	500	489
Utah Acquisition Sub, Inc. 3.15%, 6/15/2021	1,000	1,002
Viatris, Inc.
1.13%, 6/22/2022(a)	1,500	1,511
3.85%, 6/22/2040(a)	500	516
Zoetis, Inc. 2.00%, 5/15/2030	500	488

		9,411

Professional Services — 0.1%
IHS Markit Ltd. 3.63%, 5/1/2024	500	538

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC 5.75%, 5/1/2040	500	684
Canadian National Railway Co. (Canada) 6.25%, 8/1/2034	300	417
CSX Corp. 4.75%, 5/30/2042	500	614
Hertz Corp. (The)
7.63%, 6/1/2022(a)(d)	23	25
6.25%, 10/15/2022(d)	290	302
Norfolk Southern Corp. 3.15%, 6/1/2027	500	544
Penske Truck Leasing Co. LP 3.38%, 2/1/2022(a)	500	507
Union Pacific Corp.
2.40%, 2/5/2030	750	765

3.38%, 2/1/2035	250	269

		4,127

Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc. 4.11%, 9/15/2028	1,052	1,162
Intel Corp.
2.45%, 11/15/2029	750	778
4.75%, 3/25/2050	300	381
QUALCOMM, Inc. 2.15%, 5/20/2030	500	503

		2,824

Software — 1.8%
Adobe, Inc. 2.15%, 2/1/2027	1,000	1,050
Citrix Systems, Inc. 1.25%, 3/1/2026	750	741
Infor, Inc. 1.45%, 7/15/2023(a)	1,000	1,014
Intuit, Inc. 1.35%, 7/15/2027	1,000	995
Microsoft Corp.
3.13%, 11/3/2025	1,874	2,055
2.68%, 6/1/2060	750	698
Oracle Corp.
2.40%, 9/15/2023	1,250	1,303
3.40%, 7/8/2024	500	539
2.30%, 3/25/2028	750	766
3.80%, 11/15/2037	300	319
3.60%, 4/1/2050	300	295
ServiceNow, Inc. 1.40%, 9/1/2030	750	688

		10,463

Specialty Retail — 0.4%
Home Depot, Inc. (The)
2.63%, 6/1/2022	500	511
2.95%, 6/15/2029	500	539
3.90%, 6/15/2047	350	397
Lowe’s Cos., Inc. 3.65%, 4/5/2029	500	552

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Staples, Inc. 7.50%, 4/15/2026(a)	150		156
Tiffany & Co. 3.80%, 10/1/2024	363		394

			2,549

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.
1.65%, 5/11/2030	1,000		974
2.65%, 5/11/2050	500		462
2.55%, 8/20/2060	500		437
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022(e)	1,000		1,047
HP, Inc. 2.20%, 6/17/2025	1,000		1,046

			3,966

Tobacco — 0.5%
Altria Group, Inc.
2.45%, 2/4/2032	500		473
3.88%, 9/16/2046	400		381
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	1,000		1,065
2.26%, 3/25/2028	500		492
Philip Morris International, Inc. 2.38%, 8/17/2022	500		513

			2,924

Water Utilities — 0.1%
Aquarion Co. 4.00%, 8/15/2024(a)	500		547

Wireless Telecommunication Services — 0.5%
Sprint Corp. 7.63%, 2/15/2025	645		763
T-Mobile USA, Inc.
1.50%, 2/15/2026	500		501
2.55%, 2/15/2031	1,000		991
Vodafone Group plc (United Kingdom) 4.88%, 6/19/2049	500		602

			2,857

TOTAL CORPORATE BONDS (Cost $323,909)			331,606

MORTGAGE-BACKED SECURITIES — 27.3%
FHLMC Gold Pools, 20 Year Pool # G30450, 6.00%, 1/1/2029	4		5
FHLMC Gold Pools, 30 Year
Pool # C80364, 7.00%, 12/1/2025	1		1
Pool # C00464, 8.00%, 5/1/2026	1		1
Pool # C80409, 8.00%, 6/1/2026	—	(f)	—	(f)
Pool # D78618, 7.50%, 2/1/2027	2		2
Pool # G02125, 6.00%, 2/1/2036	2		3
Pool # A53165, 6.00%, 10/1/2036	45		52
Pool # A56599, 6.00%, 1/1/2037	9		10
Pool # G08205, 6.00%, 6/1/2037	1		1
Pool # G03362, 6.00%, 9/1/2037	59		71
Pool # G03819, 6.00%, 1/1/2038	8		10
Pool # G08276, 6.00%, 6/1/2038	12		14
Pool # A80908, 6.00%, 8/1/2038	147		171
FNMA UMBS, 30 Year
Pool # 505614, 6.50%, 7/1/2029	—	(f)	1
Pool # 508677, 6.50%, 8/1/2029	4		5
Pool # 520792, 6.50%, 11/1/2029	4		5
Pool # 787555, 6.50%, 2/1/2035	13		15
Pool # 787556, 7.00%, 2/1/2035	13		15
Pool # 787563, 6.50%, 3/1/2035	42		50
Pool # 787564, 7.00%, 3/1/2035	9		10
Pool # 924041, 6.00%, 5/1/2037	155		182
Pool # AY3845, 4.00%, 5/1/2045	1,894		2,110
Pool # AY8492, 4.00%, 6/1/2045	1,880		2,095
Pool # AZ0913, 4.00%, 6/1/2045	1,024		1,141
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.50%, 6/25/2036(g)	4,500		4,697
TBA, 3.00%, 6/25/2036(g)	3,400		3,582
TBA, 3.50%, 6/25/2036(g)	3,400		3,631
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2051(g)	6,995		7,065
TBA, 2.50%, 6/25/2051(g)	19,500		20,187
TBA, 3.00%, 6/25/2051(g)	35,000		36,553
TBA, 3.50%, 6/25/2051(g)	33,800		35,674
TBA, 4.00%, 6/25/2051(g)	13,780		14,720
GNMA I, 30 Year Pool # 550851, 7.00%, 9/15/2031	75		86
GNMA II, Single Family, 30 Year
TBA, 2.50%, 6/15/2051(g)	8,800		9,113
TBA, 3.00%, 6/15/2051(g)	4,000		4,173

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
TBA, 3.50%, 6/15/2051(g)	9,300	9,768
TBA, 4.00%, 6/15/2051(g)	3,760	3,988

TOTAL MORTGAGE-BACKED SECURITIES (Cost $159,179)		159,207

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds
4.50%, 2/15/2036	7,150	9,583
1.13%, 5/15/2040	15,400	12,837
1.13%, 8/15/2040	4,050	3,363
1.25%, 5/15/2050	5,400	4,185
1.38%, 8/15/2050	4,500	3,603
1.63%, 11/15/2050	375	320

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,172)		33,891

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.1%
Alternative Loan Trust Series 2006-J2, Class A1, 0.59%, 4/25/2036(h)	62	25
Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059‡(a)(h)	143	145
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A2, 3.78%, 7/27/2048(a)(h)	67	68
Series 2019-1, Class A2, 4.02%, 11/25/2048(a)(h)	119	120
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(a)(h)	365	366
Series 2019-1, Class A2, 4.06%, 1/25/2049(a)(h)	286	292
Banc of America Funding Trust
Series 2005-B, Class 3M1, 0.77%, 4/20/2035‡(h)	240	240
Series 2014-R7, Class 1A1, 0.24%, 5/26/2036(a)(h)	39	38
Series 2014-R7, Class 2A1, 0.23%, 9/26/2036(a)(h)	27	26
Series 2015-R4, Class 5A1, 0.26%, 10/25/2036(a)(h)	188	185
Banc of America Mortgage Trust
Series 2005-A, Class 3A1, 2.37%, 2/25/2035(h)	5	5
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	69	70
CHL Mortgage Pass-Through Trust Series 2007-5, Class A6, 0.44%, 5/25/2037(h)	13	6
Citigroup Mortgage Loan Trust
Series 2014-12, Class 1A4, 0.36%, 8/25/2036(a)(h)	37	37
Series 2014-10, Class 1A1, 0.24%, 11/25/2036(a)(h)	33	32
Series 2014-10, Class 4A1, 0.28%, 2/25/2037(a)(h)	49	46
Series 2014-12, Class 2A4, 3.04%, 2/25/2037(a)(h)	18	18
Series 2014-C, Class A, 3.25%, 2/25/2054(a)(h)	20	20
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(a)(h)	559	563
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2, 2.49%, 4/25/2031‡(a)(h)	1,669	1,678
Series 2019-R01, Class 2M2, 2.54%, 7/25/2031‡(a)(h)	925	929
Series 2019-R02, Class 1M2, 2.39%, 8/25/2031‡(a)(h)	340	342
Series 2019-R03, Class 1M2, 2.24%, 9/25/2031(a)(h)	703	707
Series 2019-R04, Class 2M2, 2.19%, 6/25/2039‡(a)(h)	1,931	1,933
Series 2019-R04, Class 2B1, 5.34%, 6/25/2039(a)(h)	1,769	1,831
Series 2019-R05, Class 1M2, 2.09%, 7/25/2039‡(a)(h)	669	672
Series 2019-R06, Class 2M2, 2.19%, 9/25/2039‡(a)(h)	2,078	2,084
Series 2019-R06, Class 2B1, 3.84%, 9/25/2039(a)(h)	2,240	2,263
Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(a)(h)	1,726	1,734
Series 2019-R07, Class 1B1, 3.49%, 10/25/2039(a)(h)	412	418
Series 2020-R01, Class 1M2, 2.14%, 1/25/2040‡(a)(h)	2,282	2,293
Series 2020-R02, Class 2B1, 3.09%, 1/25/2040(a)(h)	2,054	2,018
Series 2020-R01, Class 1B1, 3.34%, 1/25/2040(a)(h)	427	427
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5, Class 4A1, 6.00%, 9/25/2034	76	80
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29, Class 7A1, 6.50%, 12/25/2033	27	28
Deephaven Residential Mortgage Trust Series 2019-4A, Class B1, 3.99%, 10/25/2059(a)(h)	436	439
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 1A1, 0.59%, 2/25/2035(h)	5	4
FHLMC STACR REMIC Trust
Series 2020-HQA1, Class M2, 1.99%, 1/25/2050(a)(h)	2,299	2,307
Series 2020-DNA2, Class M1, 0.84%, 2/25/2050(a)(h)	52	52

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC STACR Trust
Series 2018-DNA2, Class M1, 0.89%, 12/25/2030‡(a)(h)	108	108
Series 2018-HQA2, Class M1, 0.84%, 10/25/2048(a)(h)	104	104
FHLMC, REMIC Series 2980, Class QB, 6.50%, 5/15/2035	25	30
FNMA Trust, Whole Loan Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	14	16
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(a)(h)	566	581
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(a)(e)	1,104	1,122
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.28%, 4/26/2037(a)(h)	14	14
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	76	83
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.31%, 12/19/2034(h)	1	1
Series 2006-9, Class 2A1A, 0.52%, 11/19/2036(h)	42	39
Series 2007-1, Class 2A1A, 0.23%, 3/19/2037(h)	188	174
Impac CMB Trust Series 2005-1, Class 2A1, 0.60%, 4/25/2035(h)	147	147
JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	97	84
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	100	71
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.31%, 12/26/2036(a)(h)	28	28
RALI Trust Series 2006-QS11, Class 1A1, 6.50%, 8/25/2036	451	442
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.26%, 8/26/2036(a)(h)	125	123
RESI Finance LP (Cayman Islands) Series 2003-D, Class B3, 1.40%, 12/10/2035‡(a)(h)	21	2
Residential Asset Securitization Trust
Series 2005-A15, Class 1A7, 6.00%, 2/25/2036	108	112
Series 2006-R1, Class A2, 0.49%, 1/25/2046(h)	591	197
RFMSI Trust
Series 2006-S9, Class A1, 6.25%, 9/25/2036	99	97
Series 2007-SA4, Class 3A1, 4.27%, 10/25/2037(h)	448	380
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A2, 4.22%, 10/25/2048(a)(h)	172	175
Series 2019-1, Class A1, 2.94%, 6/25/2049(a)(h)	280	282
Series 2019-INV1, Class A3, 2.92%, 9/27/2049(a)(h)	117	118
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(e)	79	79
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059(a)(h)	150	153
Series 2020-1, Class B1, 3.62%, 1/25/2060(a)(h)	102	104
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-7, Class 1A2, 0.54%, 9/25/2035(h)	6	5

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,937)		29,412

ASSET-BACKED SECURITIES — 2.6%
ABFC Trust Series 2006-OPT2, Class A2, 0.23%, 10/25/2036‡(h)	195	187
ACE Securities Corp. Home Equity Loan Trust Series 2006-FM1, Class A2B, 0.18%, 7/25/2036‡(h)	210	78
American Airlines Pass-Through Trust Series 2017-1, Class AA, 3.65%, 2/15/2029	402	412
Carrington Mortgage Loan Trust Series 2005-NC5, Class M1, 0.81%, 10/25/2035‡(h)	58	58
Citibank Credit Card Issuance Trust Series 2016-A3, Class A3, 0.60%, 12/7/2023(h)	369	370
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 0.25%, 12/25/2036‡(a)(h)	384	257
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A3, 0.23%, 8/25/2037‡(h)	111	110
Series 2007-8, Class 2A3, 0.28%, 11/25/2037‡(h)	342	339
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 0.37%, 10/25/2036‡(h)	102	96
CWABS Asset-Backed Certificates Trust Series 2006-18, Class 2A2, 0.25%, 3/25/2037‡(h)	107	107

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CWABS Revolving Home Equity Loan Trust Series 2004-I, Class A, 0.39%, 2/15/2034‡(h)	4	4
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.84%, 3/25/2034‡(h)	60	59
Series 2004-1, Class M2, 0.92%, 3/25/2034‡(h)	32	32
Series 2004-1, Class 3A, 0.65%, 4/25/2034‡(h)	10	9
Discover Card Execution Note Trust Series 2017-A1, Class A1, 0.59%, 7/15/2024(h)	375	376
FBR Securitization Trust Series 2005-2, Class M2, 0.84%, 9/25/2035‡(h)	281	281
First Franklin Mortgage Loan Trust Series 2006-FF14, Class A5, 0.25%, 10/25/2036‡(h)	347	342
FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026‡(a)	68	69
Fremont Home Loan Trust
Series 2005-1, Class M4, 1.11%, 6/25/2035‡(h)	33	33
Series 2005-1, Class M6, 1.25%, 6/25/2035‡(h)	261	246
GSAA Home Equity Trust
Series 2006-1, Class A2, 0.53%, 1/25/2036‡(h)	186	74
Series 2006-19, Class A2, 0.45%, 12/25/2036‡(h)	174	67
Series 2007-4, Class A1, 0.19%, 3/25/2037‡(h)	53	22
Series 2007-2, Class AF4A, 5.98%, 3/25/2037‡(e)	331	130
Series 2007-7, Class 1A2, 0.45%, 7/25/2037‡(h)	60	59
GSAMP Trust
Series 2005-NC1, Class M2, 1.19%, 2/25/2035‡(h)	399	378
Series 2005-WMC1, Class M1, 0.83%, 9/25/2035‡(h)	54	54
Series 2006-FM1, Class A1, 0.41%, 4/25/2036‡(h)	139	108
Series 2006-HE3, Class A2C, 0.41%, 5/25/2046(h)	67	67
Series 2007-HE1, Class A2C, 0.24%, 3/25/2047‡(h)	143	141
HSI Asset Securitization Corp. Trust Series 2006-OPT2, Class M5, 0.90%, 1/25/2036(h)	501	428
Long Beach Mortgage Loan Trust
Series 2004-1, Class M2, 0.92%, 2/25/2034‡(h)	21	21
Series 2006-WL1, Class 2A4, 0.77%, 1/25/2046‡(h)	95	95
MASTR Asset-Backed Securities Trust Series 2005-WF1, Class M4, 0.98%, 6/25/2035(h)	271	271
Series 2006-HE4, Class A2, 0.31%, 11/25/2036‡(h)	75	34
Series 2006-HE4, Class A3, 0.39%, 11/25/2036‡(h)	96	44
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 1A, 0.94%, 10/25/2037‡(h)	1,766	1,391
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1, Class A2C, 0.26%, 7/25/2037‡(h)	1,409	757
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE3, Class M4, 1.07%, 7/25/2035‡(h)	28	28
Series 2007-HE7, Class A2B, 1.09%, 7/25/2037‡(h)	59	59
Nationstar Home Equity Loan Trust
Series 2007-B, Class M1, 0.50%, 4/25/2037‡(h)	263	243
Series 2007-C, Class M1, 0.34%, 6/25/2037‡(h)	535	459
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 0.77%, 3/25/2035‡(h)	363	362
Series 2005-1, Class M6, 1.29%, 3/25/2035‡(h)	254	239
Series 2006-2, Class A2B, 0.25%, 8/25/2036‡(h)	61	60
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 0.24%, 9/25/2036‡(h)	140	82
Series 2006-4, Class A2D, 0.34%, 9/25/2036‡(h)	15	9
Series 2006-5, Class A2C, 0.26%, 11/25/2036‡(h)	459	198
Series 2007-1, Class A1A, 0.22%, 3/25/2037‡(h)	263	199
OneMain Financial Issuance Trust
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(a)	198	204
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(a)	371	373
Series 2017-1A, Class C, 3.35%, 9/14/2032‡(a)	110	110
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	1,100	1,101
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 0.55%, 12/25/2035‡(h)	57	57
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WHQ2, Class M2, 0.78%, 5/25/2035‡(h)	72	72
Series 2005-WHQ4, Class M1, 0.80%, 9/25/2035‡(h)	29	29
RAMP Trust Series 2006-NC1, Class M2, 0.69%, 1/25/2036(h)	546	497
RASC Trust Series 2007-KS3, Class AI3, 0.34%, 4/25/2037‡(h)	33	33

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Saxon Asset Securities Trust Series 2007-3, Class 2A2, 0.41%, 9/25/2047‡(h)	9		9
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 0.37%, 9/25/2036‡(h)	97		72
Series 2006-WM2, Class A2A, 0.41%, 9/25/2036(h)	1,159		1,032
Soundview Home Loan Trust
Series 2006-NLC1, Class A1, 0.15%, 11/25/2036‡(a)(h)	80		32
Series 2006-NLC1, Class A2, 0.21%, 11/25/2036‡(a)(h)	987		402
Series 2006-NLC1, Class A3, 0.26%, 11/25/2036‡(a)(h)	77		32
Series 2006-NLC1, Class A4, 0.33%, 11/25/2036‡(a)(h)	433		181
Series 2007-OPT3, Class 2A3, 0.27%, 8/25/2037‡(h)	157		153
Springleaf Funding Trust Series 2017-AA, Class B, 3.10%, 7/15/2030(a)	224		225
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-GEL4, Class M1, 0.66%, 10/25/2036‡(a)(h)	184		181
Series 2006-BC5, Class A4, 0.26%, 12/25/2036‡(h)	30		30
Towd Point Mortgage Trust Series 2019-HY2, Class A1, 1.09%, 5/25/2058‡(a)(h)	619		624

TOTAL ASSET-BACKED SECURITIES (Cost $15,054)			14,993

U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
FNMA 1.88%, 9/24/2026	4,000		4,212
Israel Government AID Bond (Israel) 3.25%, 1/17/2028	1,000		1,102

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,272)			5,314

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Commercial Mortgage Trust
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	1,222		1,245
Series 2012-CR5, Class A3, 2.54%, 12/10/2045	749		762
Harvest Commercial Capital Loan Trust
Series 2019-1, Class M4, 4.64%, 9/25/2046‡(a)(h)	145		132
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-2A, Class 1A3, 0.36%, 6/25/2037(a)(h)	33		33
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4, 3.09%, 8/10/2049	645		661
Velocity Commercial Capital Loan Trust
Series 2015-1, Class M5, 7.20%, 6/25/2045‡(a)(h)	59		60
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(a)(h)	44		43
Series 2016-1, Class M5, 8.65%, 4/25/2046‡(a)(h)	154		159
Series 2016-1, Class M7, 8.65%, 4/25/2046‡(a)(h)	185		183
Series 2016-2, Class M3, 5.50%, 10/25/2046‡(h)	92		93
Series 2017-1, Class M3, 5.35%, 5/25/2047‡(a)(h)	100		103
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(a)(h)	53		53
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(h)	92		96
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(h)	94		97
Series 2018-2, Class M4, 5.32%, 10/26/2048‡(a)(h)	194		201
Series 2019-2, Class M1, 3.26%, 7/25/2049‡(a)(h)	136		139

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,979)			4,060

	Shares (000)
COMMON STOCKS — 0.2%
Chemicals — 0.2%
Reichhold , Inc.*‡	—	(f)	667

Diversified Telecommunication Services — 0.0%(b)
Frontier Communications Parent, Inc.*	6		140

Equity Real Estate Investment Trusts (REITs) — 0.0%(b)
VICI Properties, Inc.	6		195

Internet & Direct Marketing Retail — 0.0%(b)
MYT Holding Co.*‡	49		262

Multiline Retail — 0.0%(b)
Neiman Marcus Group Restricted Equity*	—	(f)	9

Oil, Gas & Consumable Fuels — 0.0%(b)
Chesapeake Energy Corp.	—	(f)	3

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Oasis Petroleum, Inc.	—	(f)	12

			15

Professional Services — 0.0%(b)
NMG, Inc.*	—	(f)	51

Specialty Retail — 0.0%(b)
Claire’s Stores, Inc.*‡	—	(f)	56

TOTAL COMMON STOCKS (Cost $641)			1,395

	Principal Amount ($000)
LOAN ASSIGNMENTS — 0.1%(i)
Health Care Providers & Services — 0.0%(b)
Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/14/2025(c)	103		103

Hotels, Restaurants & Leisure — 0.0%(b)
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026(c)	135		134

Specialty Retail — 0.1%
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(c)(j)	490		466

TOTAL LOAN ASSIGNMENTS (Cost $683)			703

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.1%
Specialty Retail — 0.1%
Claire’s Stores, Inc. *‡(Cost $64)	—	(f)	381

PREFERRED STOCKS — 0.0%(b)
Internet & Direct Marketing Retail — 0.0%(b)
MYT Holding LLC Series A, 10.00%, 6/6/2029‡ (Cost $81)	84		85

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0%(b)
Media — 0.0%(b)
DISH Network Corp. 3.38%, 8/15/2026(Cost $21)	25		26

	No. of Warrants (000)
WARRANTS — 0.0%(b)
Media — 0.0%(b)
Nmg Research Ltd.expiring 9/24/2027, price 1.00 USD (United Kingdom)*‡	1		13

Oil, Gas & Consumable Fuels — 0.0%(b)
Chesapeake Energy Corp. expiring 2/9/2026, price 36.18 USD*	—	(f)	2

TOTAL WARRANTS (Cost $—)			15

	Shares (000)
CLOSED END FUNDS — 0.0%(b)
Blackstone Strategic Credit Fund	—	(f)	—	(f)
Invesco Dynamic Credit Opportunities Fund	—	(f)	—	(f)

TOTAL CLOSED END FUNDS (Cost $—)			—	(f)

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 26.0%
CERTIFICATES OF DEPOSIT — 0.9%
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.29%, 7/2/2021(Cost $5,001)	5,000		5,001

COMMERCIAL PAPER — 0.9%
Australia & New Zealand Banking Group Ltd. (Australia) 0.26%, 6/15/2021(a)(k)(Cost $4,999)	5,000		5,000

	Shares (000)
INVESTMENT COMPANIES — 24.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(l)(m)(Cost $140,584)	140,584		140,584

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills 0.01%, 7/15/2021(k)(n)(Cost $944)	944	944

TOTAL SHORT-TERM INVESTMENTS (Cost $151,528)		151,529

Total Investments — 125.8% (Cost $728,520)		732,617
Liabilities in Excess of Other Assets — (25.8)%		(150,417)

Net Assets — 100.0%		582,200

Percentages indicated are based on net assets.

TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($000)	VALUE ($000)
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 6/25/2036(g)	(6,995)	(7,226)

(Proceeds received of $7,221)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(d)	Defaulted security.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.

(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	Fund is subject to legal or contractual restrictions on the resale of the security.
(k)	The rate shown is the effective yield as of May 31, 2021.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2021.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	129	09/2021	USD	28,475	11
U.S. Treasury 5 Year Note	204	09/2021	USD	25,259	36
U.S. Treasury 10 Year Note	204	09/2021	USD	26,896	34
U.S. Treasury Long Bond	25	09/2021	USD	3,906	22
U.S. Treasury Ultra Bond	20	09/2021	USD	3,696	16

					119

Short Contracts
U.S. Treasury 5 Year Note	(1)	09/2021	USD	(124)	— (a)
U.S. Treasury 10 Year Note	(10)	09/2021	USD	(1,318)	(2)
					(2)

					117

Abbreviations

USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of May 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	280	USD	339	HSBC Bank, NA	7/28/2021	3

Total unrealized appreciation						3

Abbreviations

EUR	Euro
USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.27	USD 60	12	(11)	1
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.27	USD 40	8	(7)	1
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.27	USD 60	18	(17)	1
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.27	USD 30	8	(8)	—	(e)
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.27	USD 60	15	(14)	1
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.45	USD 80	(1)	8	7
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.45	USD 90	(1)	9	8
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.45	USD 90	(1)	9	8
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.45	USD 90	(2)	10	8
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.45	USD 80	(1)	8	7
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.12	USD 180	152	(153)	(1)
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.12	USD 210	168	(168)	—	(e)

							375	(334)	41

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.60	USD 4,150	170	(58)	112
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.87	USD 500	(43)	(10)	(53)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.87	USD 400	(35)	(8)	(43)
CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.52	USD 2,700	(3)	(55)	(58)
CDX.NA.IG.36-V1	1.00	Quarterly	6/20/2026	0.51	USD 3,300	(79)	(8)	(87)
iTraxx.Europe.Main.35-V1	1.00	Quarterly	6/20/2026	0.50	EUR 11,150	(306)	(65)	(371)

						(466)	(146)	(612)

						(296)	(204)	(500)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(a)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
(e)	Amount rounds to less than one thousand.

OTC Total return swap contracts outstanding as of May 31, 2021 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 1,700	(6)	6	—	(a)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 1,540	(1)	1	—	(a)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 2,020	(7)	7	—	(a)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 704	(1)	1	—	(a)

							(15)	15	—	(a)

Abbreviations

ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a) Amount rounds to less than one thousand.

Summary of total OTC swap contracts outstanding as of May 31, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	375	41

Liabilities
OTC Total return swap contracts outstanding	(15)	—	(a)

(a)	Amount rounds to less than one thousand.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—		$3,678	$11,315		$14,993
Closed End Funds	–	(a)	—	—		—	(a)
Collateralized Mortgage Obligations	—		17,252	12,160		29,412
Commercial Mortgage-Backed Securities	—		2,701	1,359		4,060
Common Stocks
Chemicals	—		—	667		667
Diversified Telecommunication Services	140		—	—		140
Equity Real Estate Investment Trusts (REITs)	195		—	—		195
Internet & Direct Marketing Retail	—		—	262		262
Multiline Retail	9		—	—		9
Oil, Gas & Consumable Fuels	15		—	—		15
Professional Services	51		—	—		51
Specialty Retail	—		—	56		56

Total Common Stocks	410		—	985		1,395

Convertible Bonds	—		26	—		26
Convertible Preferred Stocks	—		—	381		381
Corporate Bonds
Aerospace & Defense	—		3,943	—		3,943
Air Freight & Logistics	—		876	—		876
Airlines	—		517	—		517
Auto Components	—		181	—		181
Automobiles	—		12,233	—		12,233
Banks	—		56,360	—		56,360
Beverages	—		7,757	—		7,757
Biotechnology	—		3,277	—		3,277
Building Products	—		2,484	—		2,484
Capital Markets	—		29,142	—		29,142
Chemicals	—		4,471	—	(b)	4,471
Commercial Services & Supplies	—		1,277	—		1,277
Communications Equipment	—		58	—		58
Construction & Engineering	—		32	—		32
Consumer Finance	—		22,196	—		22,196
Containers & Packaging	—		623	—		623
Distributors	—		66	—		66
Diversified Financial Services	—		10,010	—		10,010
Diversified Telecommunication Services	—		9,863	—		9,863
Electric Utilities	—		15,869	—		15,869
Electronic Equipment, Instruments & Components	—		544	—		544
Energy Equipment & Services	—		28	—		28
Entertainment	—		2,356	—		2,356
Equity Real Estate Investment Trusts (REITs)	—		3,565	—		3,565
Food & Staples Retailing	—		6,537	—		6,537
Food Products	—		6,331	—		6,331
Gas Utilities	—		8,630	—		8,630
Health Care Equipment & Supplies	—		3,152	—		3,152
Health Care Providers & Services	—		13,806	—		13,806
Hotels, Restaurants & Leisure	—		2,310	—		2,310
Household Durables	—		983	—		983
Household Products	—		517	—		517
Industrial Conglomerates	—		3,432	—		3,432
Insurance	—		10,045	—		10,045

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Interactive Media & Services	$—	$1,440	$—		$1,440
Internet & Direct Marketing Retail	—	3,090	—		3,090
IT Services	—	5,640	—		5,640
Leisure Products	—	548	—		548
Life Sciences Tools & Services	—	1,298	—		1,298
Machinery	—	2,043	—		2,043
Media	—	8,944	—		8,944
Multiline Retail	—	1,287	—		1,287
Multi-Utilities	—	7,448	—		7,448
Oil, Gas & Consumable Fuels	—	15,193	3		15,196
Paper & Forest Products	—	504	—		504
Personal Products	—	491	—	(b)	491
Pharmaceuticals	—	9,411	—		9,411
Professional Services	—	538	—		538
Road & Rail	—	4,127	—		4,127
Semiconductors & Semiconductor Equipment	—	2,824	—		2,824
Software	—	10,463	—		10,463
Specialty Retail	—	2,549	—		2,549
Technology Hardware, Storage & Peripherals	—	3,966	—		3,966
Tobacco	—	2,924	—		2,924
Water Utilities	—	547	—		547
Wireless Telecommunication Services	—	2,857	—		2,857

Total Corporate Bonds	—	331,603	3		331,606

Loan Assignments	—	703	—		703
Mortgage-Backed Securities	—	159,207	—		159,207
Preferred Stocks	—	—	85		85
U.S. Government Agency Securities	—	5,314	—		5,314
U.S. Treasury Obligations	—	33,891	—		33,891
Warrants
Media	—	—	13		13
Oil, Gas & Consumable Fuels	2	—	—		2

Total Warrants	2	—	13		15

Short-Term Investments
Certificates of Deposit	—	5,001	—		5,001
Commercial Paper	—	5,000	—		5,000
Investment Companies	140,584	—	—		140,584
U.S. Treasury Obligations	—	944	—		944

Total Short-Term Investments	140,584	10,945	—		151,529

Total Investments in Securities	$140,996	$565,320	$26,301		$732,617

Liabilities
TBA Short Commitment	$—	$(7,226)	$—		$(7,226)

Total Liabilities for Securities Sold Short	$—	$(7,226)	$—		$(7,226)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3	$—		$3
Futures Contracts	119	—	—		119
Swaps	—	59	—		59
Depreciation in Other Financial Instruments
Futures Contracts	(2)	—	—		(2)
Swaps	—	(582)	—		(582)

Total Net Appreciation/Depreciation in Other Financial Instruments	$117	$(520)	$—		$(403)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$8,726		$—	$(79)	$31		$3,630	$(674)	$—	$(319)	$11,315
Collateralized Mortgage Obligations	17,236		—	(12)	3		—	(4,377)	—	(690)	12,160
Commercial Mortgage-Backed Securities	1,472		—	5	—	(a)	—	(118)	—	—	1,359
Common Stocks	941		—	44	—		—	—	—	—	985
Convertible Preferred Stocks	332		22	56	—		—	(29)	—	—	381
Corporate Bonds	77		7	(5)	—		—	(76)	—	—	3
Preferred Stocks	131		1	(32)	—		—	(15)	—	—	85
Warrants	—	(a)	—	13	—		—	—	—	—	13

Total	$28,915		$30	$(10)	$34		$3,630	$(5,289)	$—	$(1,009)	$26,301

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(9).

There were no significant transfers into or out of level 3 for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$666		Market Comparable Companies	EBITDA Multiple (b)	7.6x (7.6x)

Common Stocks	666

	—	(c)	Market Comparable Companies	Discount for lack of marketability	100.00% (100.00%)

Corporate Bonds	—	(c)

	11,315		Discounted Cash Flow	Constant Prepayment Rate	0.50% — 35.00% (10.88%)
				Constant Default Rate	0.00% — 6.90% (2.77%)
				Yield (Discount Rate of Cash Flows)	0.63% — 4.15% (2.61%)

Asset-Backed Securities	11,315

	12,157		Discounted Cash Flow	Constant Prepayment Rate	8.86% — 38.85% (10.32%)
				Constant Default Rate	0.00% — 7.05% (0.14%)
				Yield (Discount Rate of Cash Flows)	0.61% — 2.36% (2.05%)

Collateralized Mortgage Obligations	12,157

	1,000		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% — 7.00% (3.57%)
				Yield (Discount Rate of Cash Flows)	1.53% — 5.29% (3.38%)

Commercial Mortgage-Backed Securities	1,000

Total	$25,138

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $1,163. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$195,217	$50,090	$104,723	$—	$—	$140,584	140,584	$6	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.